LAZARD
RETIREMENT SERIES
SEMI-ANNUAL REPORT
JUNE 30, 1999

================================================================================
LAZARD RETIREMENT SERIES, INC.


--------------------------------------------------------------------------------

BOARD OF DIRECTORS
------------------------
JOHN J. BURKE                RETIRED; FORMER VICE CHAIRMAN AND DIRECTOR,
                             MONTANA POWER COMPANY
KENNETH S. DAVIDSON          MANAGING PARTNER, DAVIDSON CAPITAL MANAGEMENT CORPORATION
NORMAN EIG                   VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES & CO. LLC
CARL FRISCHLING              SENIOR PARTNER, KRAMER, LEVIN, NAFTALIS & FRANKEL
HERBERT W. GULLQUIST         VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES & CO. LLC;
                             CHIEF INVESTMENT OFFICER, LAZARD ASSET MANAGEMENT
WILLIAM KATZ                 PRESIDENT AND CHIEF OPERATING OFFICER, BBDO NEW YORK
LESTER Z. LIEBERMAN          PRIVATE INVESTOR
RICHARD REISS, JR.           MANAGING PARTNER, GEORGICA ADVISERS LLC
JOHN RUTLEDGE                PRESIDENT, RUTLEDGE AND COMPANY

OFFICERS
--------
NORMAN EIG                   CHAIRMAN OF THE BOARD
HERBERT W. GULLQUIST         PRESIDENT
WILLIAM G. BUTTERLY, III     VICE PRESIDENT AND SECRETARY
JAMES GIALLANZA              TREASURER

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LAZARD RETIREMENT SERIES, INC.


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TABLE OF CONTENTS
Overview ...................................................     2
Growth Charts ..............................................     3
Performance Table ..........................................     5
Portfolio of Investments
  Lazard Retirement Equity Portfolio .......................     6
  Lazard Retirement Small Cap Portfolio ....................     7
  Lazard Retirement International Equity Portfolio .........     9
  Lazard Retirement Emerging Markets Portfolio .............    11
  Notes to Portfolios of Investments .......................    13
Statements of
  Assets and Liabilities ...................................    15
  Operations ...............................................    16
  Changes in Net Assets ....................................    17
Financial Highlights .......................................    21
Notes to Financial Highlights ..............................    23
Notes to Financial Statements ..............................    24

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LAZARD RETIREMENT SERIES, INC.
OVERVIEW

--------------------------------------------------------------------------------

The bull market that swept through during the second quarter was anything but routine. While the market continued its climb and major indices rose dramatically, a huge reversal took place. After many years of growth outperformance, the beginning of the second quarter saw small caps, cyclicals, and value stocks begin to rally, and mega-cap growth stocks take a beating. This resulted in an almost revolutionary broadening of the market. With very few exceptions, stock prices moved higher across industry sectors, market capitalizations, and regions. The broadening brought dramatic reversals: for example, small cap stocks, which had fallen steeply during the first quarter, advanced a stunning 15.5% during the second quarter. As well, industrial manufacturing and telecommunications companies also experienced sharp turnarounds as investors sought out companies likely to benefit from the strong economy.

This broadened equity rally was ill-received by the bond market, however, which correctly anticipated the Federal Reserve Bank's increase of its key target rate, causing a sharp rise in interest rates. Nevertheless, the depth and extent of the equity markets' rally was by far the more significant event of the last six months. The strength of global stock markets during the spring boiled down to two fundamental issues: valuations and earnings. As investors continued their migration into the mega-cap stocks in the first quarter, the valuation disparity between this increasingly narrow group of companies and almost all other sectors became impossible to ignore. The inevitable reversal was most obvious in technology, where the "cheaper" stocks from that sector dominated, and better-than-expected profits added to performance at IBM and Hewlett-Packard.

While rising interest rates in the U.S. caused price/earnings ratios to compress in industries such as pharmaceuticals, industrial companies benefited, as higher rates are coincident with stronger growth and generally improved commodity pricing. At the same time, energy stocks continued to outperform the broad market aided by another wave of consolidation, which included BP Amoco's bid for ARCO. Industry consolidation and global merger and acquisition activity continued at full speed, with the notable participation of telecommunications and financial services companies, while corporate restructuring was highlighted by the mega-restructuring at both Procter & Gamble and at Hewlett-Packard.

Those invested internationally were also rewarded during the spring, as Asia rebounded strongly and most markets in Europe began to move back up. Moreover, European hostile bids were met with an unusually low level of resistance amidst the region's already busy M&A field. The changing attitude toward such aggressive maneuvers presented even more opportunities for the value investor, and the portfolios' European returns outperformed significantly.

Amid Medicare concerns and issues raised by upcoming elections, health care stocks were one of the few equity disappointments. Still, with careful selection, value remains to be found in this very profitable sector.

As previously mentioned, the bond market fared poorly amidst the rising interest rate environment. The anticipation of rising interest rates, in general, coupled with a robust new issue supply calendar across the corporate, high yield, and municipal bond sectors, caused bond prices to move lower. The second quarter marked the first time in 5 years that high-grade bonds posted back-to-back negative, quarterly returns. However, as bond participants have already calculated the forthcoming effects of strong economic growth and a modest increase in inflation, we believe that there are many opportunities for bond investors, particularly among those sectors that offer yield premiums relative to government securities.

In the broadening market, holders of diversified portfolios should examine recent M&A activity closely. The tendency for large growth companies to make value decisions by opportunistically acquiring smaller companies at remarkably low valuations has been marked by a focus on the actual financial productivity of those companies. Similarly, broadly diversified portfolios can flourish, provided they consider seriously the financial productivity of their holdings. As always, a comprehensive and intimate knowledge of the companies themselves will be foremost.


2


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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS

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LAZARD RETIREMENT EQUITY PORTFOLIO
The Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies (those whose total market value is more than $1 billion) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

          COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT EQUITY
              PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX


[The following table represents a chart in the printed document]

            LREP            S&P 500
            10000           10000
3-18-98     10230           10154.37
Apr-98      10309.79        10256.52
May-98      10250           10080.11
Jun-98      10409.9         10489.56
Jul-98      10199.62        10377.85
Aug-98      9029.72          8874.62
Sep-98      9299.71          9443.39
Oct-98      10219.45        10211.52
Nov-98      10599.61        10830.74
Dec-98      11088.68        11455.03
Jan-99      11319.33        11934.31
Feb-99      10978.61        11563.75
Mar-99      11390.31        12026.86
Apr-99      12022.47        12492.89
May-99      11962.36        12198.68
Jun-99      12403.41        12875.71




LAZARD RETIREMENT SMALL CAP PORTFOLIO

The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


             COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT
                 SMALL CAP PORTFOLIO AND THE RUSSELL 2000 INDEX


[The following table represents a chart in the printed document]




              LRSCP           Russell 2000
             10000           10000
11-4-97       9720            9762.77
Dec-97        9855.83         9933.62
Jan-98        9855.83         9776.87
Feb-98        10566.97       10499.77
Mar-98        10957.59       10932.78
Apr-98        10957.59       10993.24
May-98        10446.77       10401.15
Jun-98        10186.65       10422.99
Jul-98        9475.62         9579.25
Aug-98        8285.48         7719.15
Sep-98        8505.88         8323.25
Oct-98        8936.27         8662.67
Nov-98        9376.83         9116.51
Dec-98        9539.05         9680.64
Jan-99        9348.27         9809.39
Feb-99        8847.2          9014.83
Mar-99        8817.12         9155.46
Apr-99        9758.79         9975.79
May-99        10239.9         10121.44
Jun-99        10690.56        10579.13


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

                                                                               3


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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

The Lazard Retirement International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies (those whose total market value is more than $1 billion) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


   COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT INTERNATIONAL EQUITY
                                    PORTFOLIO AND
THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX



[The following table represents a chart in the printed document]


           LRIEP            MSCI EAFE
           10000            10000
9-1-98      9620             9693
Oct-98     10310.14        10703.01
Nov-98     10930.19        11251
Dec-98     11230.11        11695.87
Jan-99     11209.9         11660.78
Feb-99     10909.48        11383.26
Mar-99     11269.49        11857.94
Apr-99     11780           12338.66
May-99     11350.03        11703.59
Jun-99     11819.92        12159.87



LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

The Lazard Retirement Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are in emerging market countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


COMPARISON OF $10,000 INVESTMENT IN THE LAZARD RETIREMENT EMERGING MARKETS
                                   PORTFOLIO
 AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS (FREE) INDEX



[The following table represents a chart in the printed document]




              LREMP           MSCIEMF
             10000           10000
11-4-97       9360            9180
Dec-97        9529.38         9401.22
Jan-98        9027.31         8663.88
Feb-98        9880.83         9568.18
Mar-98       10402.99         9983.4
Apr-98       10362.83         9874.65
May-98        9107.64         8521.42
Jun-98        8494.69         7627.56
Jul-98        8755.48         7869.4
Aug-98        6104.32         5594.04
Sep-98        6576.19         5948.9
Oct-98        7098.33         6575.33
Nov-98        7630.71         7122.19
Dec-98        7351.66         7018.97
Jan-99        6855.42         6905.97
Feb-99        6885.58         6972.95
Mar-99        7857.83         7891.99
Apr-99        8718.42         8868.07
May-99        8486.07         8816.49
Jun-99        9488.61         9817.09



    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

4

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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE TABLE

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
                                                     AVERAGE ANNUAL TOTAL RETURNS FOR        CUMULATIVE TOTAL RETURNS FOR
                                                        PERIODS ENDED JUNE 30, 1999           PERIODS ENDED JUNE 30, 1999
                                                     --------------------------------------------------------------------
                                                         ONE           SINCE                        ONE          SINCE
                                                         YEAR       INCEPTION*        YTD           YEAR       INCEPTION*
                                                     -----------   ------------   -----------   -----------   -----------
Lazard Retirement Equity Portfolio                     19.15%         18.21%        11.86%        19.15%         24.03%
Standard & Poor's 500 Stock Index**                    22.75%         21.79%        12.38%        22.75%         28.76%
Lazard Retirement Small Cap Portfolio                   4.96%          4.12%        12.08%         4.96%          6.91%
Russell 2000 Index**                                    1.50%          3.44%         9.28%         1.50%          5.79%
Lazard Retirement International Equity Portfolio          --             --          5.25%           --          18.20%
MSCI EAFE Index**                                         --             --          3.97%           --          21.60%
Lazard Retirement Emerging Markets Portfolio           11.70%         (3.12%)       29.06%        11.70%         (5.11%)
MSCI Emerging Markets (Free) Index**                   28.71%         (1.11%)       39.87%        28.71%         (1.83%)

NOTES TO PERFORMANCE TABLE

 *Performance  is measured  from  March 18,  1998 for Lazard  Retirement  Equity
  Portfolio, from November 4, 1997 for Lazard Retirement Small Cap Portfolio and Lazard Retirement Emerging Markets Portfolio, and from September 1, 1998 for the Lazard Retirement International Equity Portfolio.

  The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager and/or the Administrator; without such waiver/reimbursement of expenses the Portfolio's total return would have been lower.

  Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of Lazard Retirement Series, Inc. will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

**The  performance  data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 2000 Index is composed of 2,000 common stocks of U.S. companies. The Morgan Stanley Capital International
  (MSCI)  Europe,  Australasia  and Far East  Index  (EAFE  Index)  is a broadly diversified international index composed of the equity securities of approximately 1,000 companies located outside the United States. The MSCI Emerging Markets (Free) Index is comprised of emerging market securities in countries open to non-local investors.

  This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES           VALUE
-------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO
COMMON STOCKS--97.8%
AEROSPACE & DEFENSE--2.1%
 United Technologies Corp. .....................             860         $61,651
                                                                         -------
BANKING & FINANCIAL SERVICES--17.2%
 Bank of New York Company, Inc. ................           1,890          69,339
 BankAmerica Corp. .............................             953          69,867
 Chase Manhattan Corp. .........................             670          58,039
 Citigroup, Inc. ...............................           1,395          66,263
 Federal National Mortgage
   Association .................................             900          61,538
 Fleet Financial Group, Inc. ...................           1,580          70,112
 Mellon Bank Corp. .............................           1,650          60,019
 The Hartford Financial Services
   Group, Inc. .................................             990          57,729
                                                                         -------
                                                                         512,906
                                                                         -------
CHEMICALS & PLASTICS--6.3%
 Du Pont (E.I.) de Nemours & Co. ...............           1,425          97,345
 Hoechst AG ADR ................................           1,965          90,390
                                                                         -------
                                                                         187,735
                                                                         -------
COMPUTERS & BUSINESS EQUIPMENT--9.0%
 Hewlett-Packard Co. ...........................           1,000         100,500
 International Business Machines Corp. .........             790         102,107
 NCR Corp. (a) .................................           1,320          64,433
                                                                         -------
                                                                         267,040
                                                                         -------
CONGLOMERATES--2.9%
 Philip Morris Companies, Inc. .................           2,180          87,609
                                                                         -------
DIVERSIFIED--2.3%
 Minnesota Mining & Manufacturing
   Co ..........................................             800          69,550
                                                                         -------
DRUGS & HEALTH CARE--8.9%
 Amgen, Inc. (a) ...............................             960          58,440
 AstraZeneca Group PLC ADR .....................           1,185          46,437
 Johnson & Johnson .............................             960          94,080
 Merck & Company, Inc. .........................             880          65,120
                                                                         -------
                                                                         264,077
                                                                         -------
ENERGY--3.1%
 Mobil Corp. ...................................             920          91,080
                                                                         -------
FOOD & BEVERAGES--8.9%
 Cadbury Schweppes PLC ADR .....................           2,150          57,244
 Diageo PLC ADR ................................           1,300          55,900
 Heineken NV ADR ...............................           1,017          52,073
 PepsiCo, Inc. .................................           2,560          99,040
                                                                         -------
                                                                         264,257
                                                                         -------
HOTELS & RESTAURANTS--3.3%
 McDonald's Corp. ..............................           2,370          97,911
                                                                         -------
HOUSEHOLD PRODUCTS--2.3%
 Procter & Gamble Co. ..........................             750          66,937
                                                                         -------
INSURANCE--5.0%
 Aetna, Inc. ...................................           1,050          93,909
 Allstate Corp. ................................           1,520          54,530
                                                                         -------
                                                                         148,439
                                                                         -------
MANUFACTURING--2.9%
 General Electric Co. ..........................             765          86,445
                                                                         -------
MULTIMEDIA--2.1%
 Gannett Company, Inc. .........................             855          61,026
                                                                         -------
OIL & GAS--3.8%
 BP Amoco PLC ADR ..............................             500          54,250
 Royal Dutch Petroleum Co. ADR .................           1,000          60,250
                                                                         -------
                                                                         114,500
                                                                         -------
PAPER PRODUCTS--2.0%
 Kimberly-Clark Corp. ..........................           1,040          59,280
                                                                         -------
RETAIL--5.1%
 Federated Department Stores, Inc. (a) .........           1,200          63,525
 Sears, Roebuck & Co. ..........................           1,980          88,234
                                                                         -------
                                                                         151,759
                                                                         -------
TELECOMMUNICATIONS--8.8%
 Ameritech Corp. ...............................             880          64,680
 AT&T Corp. ....................................           1,590          88,742
 Bell Atlantic Corp. ...........................           1,670         109,176
                                                                         -------
                                                                         262,598
                                                                         -------
UTILITIES--1.8%
 Duke Energy Corp. .............................           1,005          54,647
                                                                         -------
 TOTAL COMMON STOCKS
   (Identified cost $2,486,124) ................                       2,909,447
                                                                         -------
 TOTAL INVESTMENTS
  (Identified cost $2,486,124) (b) .............            97.8%     $2,909,447
 CASH AND OTHER ASSETS IN EXCESS OF
   LIABILITIES .................................             2.2          66,119
                                                           -----         -------

 NET ASSETS ....................................           100.0%     $2,975,566
                                                           =====      ==========
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

6
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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES          VALUE
-------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO
COMMON STOCKS--99.4%
AEROSPACE & DEFENSE--1.6%
 AAR Corp. .....................................           1,500         $34,031
                                                                         -------
APPAREL & TEXTILES--1.5%
 Nautica Enterprises, Inc. (a) .................           1,100          18,563
 Stride Rite Corp. .............................           1,300          13,406
                                                                         -------
                                                                          31,969
                                                                         -------
AUTO PARTS--2.2%
 Dura Automotive Systems,
   Inc. (a) ....................................             700          23,275
 Tower Automotive, Inc. (a) ....................             900          22,894
                                                                         -------
                                                                          46,169
                                                                         -------
BANKING & FINANCIAL SERVICES--7.9%
 Enhance Financial Services Group,
   Inc .........................................           1,900          37,525
 Hudson United Bancorp .........................           1,100          33,687
 Independence Community Bank Corp. .............           2,200          29,700
 Southwest Bancorporation of Texas,
   Inc. (a) ....................................           1,800          32,400
 Staten Island Bancorp, Inc. ...................           1,900          34,200
                                                                         -------
                                                                         167,512
                                                                         -------
BUILDING & CONSTRUCTION--1.0%
 Apogee Enterprises, Inc. ......................           1,600          21,500
                                                                         -------
BUSINESS SERVICES AND SUPPLIES--3.2%
 CDI Corp. (a) .................................           1,200          40,875
 HA-LO Industries, Inc. (a) ....................           2,400          23,700
 United Stationers, Inc. (a) ...................             100           2,206
                                                                         -------
                                                                          66,781
                                                                         -------
CHEMCIALS & PLASTICS--0.6%
 H.B. Fuller Co. ...............................             200          13,675
                                                                         -------
COMMERCIAL SERVICES--3.8%
 Inacom Corp. (a) ..............................           3,500          44,188
 Nielsen Media Research, Inc. ..................             900          26,325
 Pittston Brink's Group ........................             400          10,700
                                                                         -------
                                                                          81,213
                                                                         -------
COMPUTERS & BUSINESS EQUIPMENT--3.0%
 Bell & Howell Co. (a) .........................             900          34,031
 Sequent Computer Systems, Inc. (a) ............           1,700          30,175
                                                                         -------
                                                                          64,206
                                                                         -------
DRUGS & HEALTH CARE--2.8%
 Perrigo Co. (a) ...............................           1,600          12,200
 Sierra Health Services, Inc. (a) ..............           1,100          15,881
 West Pharmaceutical Services, Inc. ............             800          31,400
                                                                         -------
                                                                          59,481
                                                                         -------
ELECTRICAL EQUIPMENT--2.5%
 Anixter International, Inc. (a) ...............           1,800          32,850
 MagneTek, Inc. (a) ............................           1,900          20,069
                                                                         -------
                                                                          52,919
                                                                         -------
ELECTRONICS--5.9%
 Credence Systems Corp. (a) ....................           1,300          48,262
 Kemet Corp. (a) ...............................           1,600          36,700
 Tektronix, Inc. ...............................           1,300          39,244
                                                                         -------
                                                                         124,206
                                                                         -------
FOOD & BEVERAGES--4.9%
 American Italian Pasta Co., Class A (a) .......           1,200          36,450
 Aurora Foods, Inc. (a) ........................           1,800          31,500
 Ralcorp Holdings, Inc. (a) ....................           2,200          35,337
                                                                         -------
                                                                         103,287
                                                                         -------
GAS EXPLORATION--1.9%
 Barrett Resources Corp. (a) ...................           1,050          40,294
                                                                         -------
HOMEBUILDERS--1.1%
 Toll Brothers, Inc. (a) .......................           1,100          23,581
                                                                         -------
HOTELS & RESTAURANTS--1.4%
 Prime Hospitality Corp. (a) ...................           2,400          28,800
                                                                         -------
HOUSEHOLD APPLIANCES & HOME
   FURNISHINGS--3.5%
 Bassett Furniture Industries, Inc. ............           1,100          25,163
 Furniture Brands International, Inc. (a) ......           1,300          36,237
 Harman International Industries, Inc. .........             300          13,200
                                                                         -------
                                                                          74,600
                                                                         -------
INDUSTRIAL & MACHINERY--6.7%
 Applied Power, Inc. Class A ...................             700          19,119
 JLG Industries, Inc. ..........................           2,100          42,787
 OmniQuip International, Inc. ..................           1,300          10,238
 Regal-Beloit Corp. ............................           1,300          30,712
 Watts Industries, Inc., Class A ...............           2,000          38,375
                                                                         -------
                                                                         141,231
                                                                         -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                               7

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                 SHARES         VALUE
-------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO (CONTINUED)
INSURANCE--8.2%
 Arthur J. Gallagher & Co. .....................             700         $34,650
 E.W. Blanch Holdings, Inc. ....................             400          27,275
 ESG Re, Ltd. ..................................           1,900          28,500
 Frontier Insurance Group, Inc. ................           1,700          26,138
 HCC Insurance Holdings, Inc. ..................           1,500          34,031
 Radian Group, Inc. ............................             479          23,381
                                                                         -------
                                                                         173,975
                                                                         -------
LEISURE TIME--0.8%
 Carmike Cinemas, Inc., Class A (a) ............           1,100          17,531
                                                                         -------
MANUFACTURING--1.5%
 Mark IV Industries, Inc. ......................           1,500          31,688
                                                                         -------
MEDICAL PRODUCTS--3.4%
 Invacare Corp. ................................           1,300          34,775
 Varian Medical Systems, Inc. ..................           1,500          37,875
                                                                         -------
                                                                          72,650
                                                                         -------
OFFICE FURNISHINGS--1.6%
 Interface, Inc., Class A ......................           3,900          33,637
                                                                         -------
OIL & GAS--2.8%
 Devon Energy Corp. ............................             900          32,175
 Helmerich & Payne, Inc. .......................           1,150          27,384
                                                                         -------
                                                                          59,559
                                                                         -------
PAPER PRODUCTS--3.4%
 Chesapeake Corp. ..............................           1,000          37,438
 The Standard Register Co. .....................           1,100          33,825
                                                                         -------
                                                                          71,263
                                                                         -------
PRINTING--1.8%
 Bowne & Company, Inc. .........................           1,300          16,900
 Electronics for Imaging, Inc. (a) .............             400          20,550
                                                                         -------
                                                                          37,450
                                                                         -------
PUBLISHING--4.8%
 Banta Corp. ...................................           1,200          25,200
 Pulitzer, Inc. ................................           1,000          48,563
 World Color Press, Inc. (a) ...................           1,000          27,500
                                                                         -------
                                                                         101,263
                                                                         -------
REAL ESTATE--3.0%
 FelCor Suite Hotels, Inc. .....................           1,600          33,200
 Glenborough Realty Trust, Inc. ................           1,700          29,750
                                                                         -------
                                                                          62,950
                                                                         -------
RETAIL--4.7%
 CompUSA, Inc. (a) .............................           1,900          14,131
 Great Atlantic & Pacific Tea Company,
   Inc .........................................           1,100          37,194
 Oakley, Inc. (a) ..............................             900           6,413
 Pier 1 Imports, Inc. ..........................           2,500          28,125
 The Elder-Beerman Stores Corp. (a) ............           2,000          14,625
                                                                         -------
                                                                         100,488
                                                                         -------
TELECOMMUNICATIONS EQUIPMENT--2.5%
 Allen Telecom, Inc. (a) .......................           3,200          34,400
 Oak Industries, Inc. (a) ......................             400          17,475
                                                                         -------
                                                                          51,875
                                                                         -------
TRANSPORTATION--2.5%
 Budget Group, Inc., Class A (a) ...............           1,800          22,163
 CNF Transportation, Inc. ......................             800          30,700
                                                                         -------
                                                                          52,863
                                                                         -------
UTILITIES--2.9%
 Avista Corp. ..................................           1,900          30,875
 Calpine Corp. (a) .............................             300          16,200
 Sierra Pacific Resources ......................             400          14,550
                                                                         -------
                                                                          61,625
                                                                         -------
 TOTAL COMMON STOCKS
   (Identified cost $1,925,270) ................                       2,104,272
                                                                       ---------
 TOTAL INVESTMENTS
   (Identified cost $1,925,270) (b) ............            99.4%     $2,104,272
 CASH AND OTHER ASSETS IN EXCESS OF
   LIABILITIES .................................             0.6          13,276
                                                           -----         -------

 NET ASSETS ....................................           100.0%     $2,117,548
                                                           =====      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
8

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCKS--92.1%
AUSTRALIA--2.4%
 Broken Hill Proprietary Company, Ltd. .........           1,340         $15,502
 Westpac Banking Corporation, Ltd. .............             600           3,887
                                                                         -------
 TOTAL AUSTRALIA ...............................                          19,389
                                                                         -------
DENMARK--0.8%
 Unidanmark, Class A ...........................             100           6,655
                                                                         -------
FINLAND--1.0%
 Merita, Ltd., Class A .........................             710           4,033
 UPM-Kymmene OYJ ...............................             140           4,329
                                                                         -------
 TOTAL FINLAND .................................                           8,362
                                                                         -------
FRANCE--13.2%
 Alcatel .......................................              80          11,257
 Axa SA ........................................              80           9,756
 Banque Nationale de Paris .....................             160          13,327
 Cie de Saint Gobain ...........................              75          11,945
 Elf Aquitaine SA ..............................              95          13,936
 Michelin, Class B .............................             120           4,907
 Rhone-Poulenc SA ..............................             285          13,018
 Suez Lyonnaise des Eaux .......................              55           9,916
 Vivendi .......................................             245          19,838
                                                                         -------
 TOTAL FRANCE ..................................                         107,900
                                                                         -------
GERMANY--9.0%
 Allianz AG ....................................              30           8,319
 DaimlerChrysler AG ............................             100           8,659
 Deutsche Telekom AG ...........................             110           4,615
 Hoechst AG ....................................             265          11,993
 Metro AG ......................................             213          13,218
 Siemens AG ....................................             160          12,337
 Thyssen Krupp AG (a) ..........................             250           5,497
 VEBA AG .......................................             150           8,814
                                                                         -------
 TOTAL GERMANY .................................                          73,452
                                                                         -------
HONG KONG--1.3%
 HSBC Holdings, Ltd. ADR .......................              30          10,943
                                                                         -------
ITALY--4.2%
 Ente Nazionale Idrocarburi SPA (ENI) ..........           1,850          11,042
 San Paolo-Imi SPA .............................             670           9,117
 Telecom Italia SPA ............................           2,640          14,315
                                                                         -------
 TOTAL ITALY ...................................                          34,474
                                                                         -------
JAPAN--19.9%
 Asahi Breweries, Ltd. .........................           1,000          12,450
 Canon, Inc. ADR ...............................             400          11,650
 Fuji Bank, Ltd. ...............................           1,000           6,977
 Industrial Bank of Japan, Ltd. ................           1,000           7,936
 Japan Tobacco, Inc. ...........................               1          11,077
 Kao Corporation ADR ...........................              35           9,832
 Nintendo Co. ..................................             660          11,485
 Nippon Telegraph & Telephone Corp. ............
   ADR .........................................             240          15,030
 Nissan Motor Company, Ltd. (a) ................           2,000           9,556
 Orix Corp. ....................................             200          17,856
 Promise Company, Ltd. .........................             200          11,821
 Sony Corp. ADR ................................             125          13,797
 Sumitomo Trust & Banking, Ltd. ................           3,000          14,433
 TDK Corp. ADR .................................             100           9,206
                                                                         -------
 TOTAL JAPAN ...................................                         163,106
                                                                         -------
NETHERLANDS--4.0%
 Heineken NV ...................................             210          10,748
 ING Groep NV ..................................             200          10,824
 Philips Electronics NV ........................             110          10,846
                                                                         -------
 TOTAL NETHERLANDS .............................                          32,418
                                                                         -------
SINGAPORE--2.1%
 Overseas-Chinese Banking
   Corporation, Ltd. ...........................           1,000           8,343
 United Overseas Bank, Ltd. ADR ................             600           8,388
                                                                         -------
 TOTAL SINGAPORE ...............................                          16,731
                                                                         -------
SPAIN--5.2%
 Argentaria, Caja Postal y Banco
   Hipotecario de Espana SA ....................             560          12,752
 Endesa SA .....................................             390           8,314
 Telefonica SA .................................             438          21,090
                                                                         -------
 TOTAL SPAIN ...................................                          42,156
                                                                         -------
SWEDEN--5.0%
 ABB AB (a) ....................................             100           9,365
 Electrolux AB, Series B .......................             495          10,379
 Nordbanken Holding AB .........................             630           3,688
 Svenska Handelsbanken AB, Series A ............             840          10,093
 Volvo AB, Series B ............................             255           7,405
                                                                         -------
 TOTAL SWEDEN ..................................                          40,930
                                                                         -------
SWITZERLAND--3.4%
 Nestle SA .....................................               4           7,205
 Roche Holding AG ADR ..........................              90           9,251
 The Swatch Group AG ...........................               4           2,690
 Zurich Allied AG ..............................              15           8,527
                                                                         -------
 TOTAL SWITZERLAND .............................                          27,673
                                                                         -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                               9

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                                  SHARES        VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
UNITED KINGDOM--20.6%
 Allied Zurich PLC .............................             565         $ 7,102
 AstraZeneca Group PLC .........................             302          11,776
 British American Tobacco PLC ..................           1,180          11,132
 British Aerospace PLC .........................           2,410          15,689
 British Energy PLC ............................             200           1,718
 British Petroleum Company PLC .................             840          15,041
 Cadbury Schweppes PLC .........................             640           4,085
 Diageo PLC ....................................             950           9,980
 Granada Group PLC .............................             670          12,409
 Great Universal Stores PLC ....................             740           8,253
 Imperial Chemical Industries PLC ..............             940           9,283
 National Westminster Bank PLC .................             685          14,522
 Prudential Corporation PLC ....................             850          12,527
 Royal & Sun Alliance Insurance Group
   PLC .........................................           1,318          11,811
 Siebe PLC .....................................           2,100           9,930
 SmithKline Beecham PLC ........................             500           6,502
 Unilever PLC ..................................             794           7,046
                                                                         -------
 TOTAL UNITED KINGDOM ..........................                         168,806
                                                                         -------
 TOTAL COMMON STOCKS
   (Identified cost $685,641) ..................                         752,995
                                                                         -------
 TOTAL INVESTMENTS
   (Identified cost $685,641) (b) ..............            92.1%       $752,995
 CASH AND OTHER ASSETS IN EXCESS OF
   LIABILITIES .................................             7.9          64,853
                                                           -----         -------

 NET ASSETS ....................................           100.0%       $817,848
                                                           =====        ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
10

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES                VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
COMMON STOCKS--83.7%
ARGENTINA--3.1%
 Quilmes Industrial Quinsasa ADR ..........          3,000             $ 37,125
 Telefonica de Argentina SA ADR ...........            500               15,687
                                                                       --------
 TOTAL ARGENTINA ..........................                              52,812
                                                                       --------
BRAZIL--4.8%
 Companhia Cervejaria Brahma ADR ..........          2,300               26,019
 Companhia Energetica de Minas ADR                     897               18,720
 Embratel Participacoes SA ADR ............            900               12,487
 Souza Cruz SA ............................          3,500               24,612
 Telecomunicacoes Brasileiras SA ADR                   390                   24
                                                                       --------
 TOTAL BRAZIL .............................                              81,862
                                                                       --------
CHILE--3.9%
 AFP Provida SA ADR .......................          1,800               39,600
 Quinenco SA ADR ..........................          1,860               17,437
 Santa Isabel SA ADR ......................            950                9,619
                                                                       --------
 TOTAL CHILE ..............................                              66,656
                                                                       --------
CZECH REPUBLIC--0.8%
 Ceske Energeticke Zavody AS (a) ..........          7,150               14,004
                                                                       --------
GREECE--1.4%
 Hellenic Telecommunication
   Organization SA ADR ....................            500                5,531
 Hellenic Telecommunication
   Organization SA ........................            833               17,829
                                                                       --------
 TOTAL GREECE .............................                              23,360
                                                                       --------
HONG KONG--5.8%
 China Telecom, Ltd. ADR (a) ..............            400               22,800
 Guangshen Railway Company, Ltd.
   ADR ....................................          1,800               13,725
 Jiangsu Expressway Company, Ltd. .........         46,000                9,961
 Peregrine Investment Holdings, Ltd.
   (a), (d) ...............................         14,000                    0
 Shenzhen Expressway Co. ..................        102,000               21,561
 Yue Yuen Industrial Holdings .............         13,000               29,992
                                                                       --------
 TOTAL HONG KONG ..........................                              98,039
                                                                       --------
HUNGARY--2.1%
 Magyar Olaj-es Gazipari RT ...............            700               16,855
 Magyar Tavkozlesi RT ADR .................            700               19,250
                                                                       --------
 TOTAL HUNGARY ............................                              36,105
                                                                       --------
INDIA--6.7%
 Hindalco Industries, Ltd. GDR ............          1,800               34,650
 Larsen & Toubro, Ltd. GDR (c) ............          1,300               19,695
 Mahanagar Telephone Nigam, Ltd.
   GDR (c) ................................          2,900               29,435
 State Bank of India GDR (c) ..............          2,500               30,375
                                                                       --------
 TOTAL INDIA ..............................                             114,155
                                                                       --------
ISRAEL--4.1%
 Bank Hapoalim ............................          4,400               11,285
 ECI Telecom, Ltd. ADR ....................          1,000               33,187
 Supersol, Ltd. ADR .......................          1,720               25,155
                                                                       --------
 TOTAL ISRAEL .............................                              69,627
                                                                       --------
MALAYSIA--1.1%
 Jaya Tiasa Holdings Berhad ...............         10,000               18,365
                                                                       --------
MEXICO--17.5%
 Carso Global Telecom .....................          4,000               25,321
 Cemex SA de CV (a) .......................          9,010               44,376
 Fomento Economico Mexicano SA de
   CV ADR .................................            900               35,887
 Grupo Financiero Banamex Accival
   SA de CV (a) ...........................         14,700               37,409
 Grupo Financiero Banorte SA de CV
   (a) ....................................          9,000               13,169
 Grupo Industrial Maseca SA de CV
   ADR ....................................          2,900               25,919
 Grupo Televisa SA (a) ....................            860               38,539
 Kimberly-Clark de Mexico SA ..............          3,800               15,634
 Panamerican Beverages, Inc., Class A
   ADR ....................................            845               20,122
 Pepsi-Gemex SA de CV GDR .................          2,300               20,987
 Tubos de Acero de Mexico SA ADR ..........          1,800               19,575
                                                                       --------
 TOTAL MEXICO .............................                             296,938
                                                                       --------
PERU--2.0%
 Credicorp, Ltd. ..........................            700                7,700
 Telefonica del Peru SA ADR ...............          1,720               26,015
                                                                       --------
 TOTAL PERU ...............................                              33,715
                                                                       --------
PHILIPPINES--3.9%
 Benpres Holdings Corp. ...................        196,000               46,360
 Philippine Long Distance Telephone
   Co. ADR ................................            670               20,184
                                                                       --------
 TOTAL PHILIPPINES ........................                              66,544
                                                                       --------
POLAND--2.2%
 Bank Handlowy W. Warszawie GDR
   (c) ....................................          2,300               36,455
                                                                       --------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO (CONTINUED)
SOUTH AFRICA--10.3%
 Amalgamated Banks of South Africa,
   Ltd .........................................           4,700         $26,600
 Barlow, Ltd. ..................................           3,997          23,052
 Impala Platinum Holdings, Ltd. ................             300           7,547
 JD Group, Ltd. ................................           2,736          16,732
 Liberty Life Association, Ltd. ................           1,000          12,811
 Naspers, Ltd. .................................           3,300          19,825
 Rembrandt Group, Ltd. .........................           3,300          27,509
 Sanlam, Ltd. (a) ..............................          15,200          18,011
 South African Breweries PLC ...................           2,600          22,579
                                                                         -------
 TOTAL SOUTH AFRICA ............................                         174,666
                                                                         -------
SOUTH KOREA--11.4%
 Korea Electric Power Corp. ....................             900          37,399
 Korea Telecom Corp. ADR (a) ...................             500          20,000
 Pohang Iron & Steel Company, Ltd. .............             200          24,145
 Samsung Electronics Co. GDR (c) ...............           1,046          55,752
 SK Telecom Company, Ltd. ADR ..................           3,336          56,711
                                                                         -------
 TOTAL SOUTH KOREA .............................                         194,007
                                                                         -------
THAILAND--0.7%
 Bangkok Expressway Public Company,
   Ltd. (a) ....................................          18,000          11,837
                                                                         -------
UNITED KINGDOM--0.8%
 Liberty International PLC (a) .................             466           3,085
 South African Breweries PLC ...................           1,100           9,450
                                                                         -------
 TOTAL UNITED KINGDOM ..........................                          12,535
                                                                         -------
VENEZUELA--1.1%
 Compania Anonima Nacional
   Telefonos de Venezuela ADR ..................             400          10,900
 Mavesa SA ADR .................................           2,200           7,150
                                                                         -------
 TOTAL VENEZUELA ...............................                          18,050
                                                                         -------
 TOTAL COMMON STOCKS
   (Identified cost $1,309,666) ................                       1,419,732
                                                                         -------

PREFERRED STOCKS--8.8%
BRAZIL--8.3%
 Banco Itau SA .................................          50,000          25,699
 Celular CRT Participacoes SA (a) ..............          40,800           5,461
 Celular CRT Participacoes SA, rights
   Exp. 7/5/99 (a) .............................          17,194               0
 Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar GDR .....................           1,300          25,789
 Companhia Paranaense de Energia-
   Copel ADR ...................................           2,900          24,287
 Companhia Riograndense Telecom ................          40,800           9,898
 Telecommunicacoes Brasileiras SA
   ADR .........................................             390          35,173
 Telesp de Sao Paulo SA ........................         116,014          13,760
                                                                         -------
 TOTAL BRAZIL ..................................                         140,067
                                                                         -------
COLOMBIA--0.5%
 Banco Ganadero SA ADR .........................           1,250           9,610
                                                                         -------
 TOTAL PREFERRED STOCKS
   (Identified cost $208,730) ..................                         149,677
                                                                         -------
                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------
REPURCHASE AGREEMENT--6.1%
 State Street Bank and Trust Company,
   4.70%, 07/01/99, (Dated 06/30/99, collateralized by $100,000 United States Treasury Note, 6.875%, 05/15/06, with a value of $105,125)
   (Identified cost $103,000)...................       $     103         103,000
                                                                      ----------
 TOTAL INVESTMENTS
   (Identified cost
   $1,621,396) (b) .............................            98.6%     $1,672,409
 CASH AND OTHER ASSETS IN EXCESS OF
   LIABILITIES .................................              1.4         23,877
                                                           ------     ----------
 NET ASSETS ....................................           100.0%     $1,696,286
                                                           ======     ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
12

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

                                                        AGGREGATE        AGGREGATE           NET
                                                          GROSS            GROSS          UNREALIZED
                                       AGGREGATE       UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                                 COST        APPRECIATION     DEPRECIATION     (DEPRECIATION)
----------------------------------   -------------   --------------   --------------   ---------------
 Retirement Equity                    $2,486,124        $464,828         $ 41,505          $423,323
 Retirement Small Cap                  1,925,270         293,964          114,962           179,002
 Retirement International Equity         685,641          89,524           22,170            67,354
 Retirement Emerging Markets           1,621,396         238,361          187,348            51,013

(c) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to $171,712, or 10.1% of net assets, for Lazard Retirement Emerging Markets Portfolio.

(d) Bankrupt security valued at zero.


Abbreviations:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              13

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY COUNTRY:

                                                LAZARD          LAZARD
                                              RETIREMENT      RETIREMENT
                                            INTERNATIONAL      EMERGING
                                                EQUITY         MARKETS
                                              PORTFOLIO       PORTFOLIO
                                           ---------------   -----------
INDUSTRY
Aerospace & Defense ....................          1.9%             --%
Automotive .............................          3.7              --
Banking & Financial Services ...........         22.7            14.2
Brewery ................................           --             5.6
Broadcasting ...........................           --             2.3
Chemicals & Plastics ...................          2.6              --
Commercial Services ....................          2.4              --
Conglomerates ..........................           --             7.9
Construction & Materials ...............          1.5             3.7
Consumer Goods .........................          2.5              --
Cosmetics & Toiletries .................          1.2              --
Drugs & Health Care ....................          3.4              --
Electrical Equipment ...................          5.6              --
Electronics ............................          1.3             3.3
Food & Beverages .......................          5.5             7.0
Household Products .....................          1.3              --
Industrial Construction ................           --             2.6
Insurance ..............................          7.1             1.8
Leisure/Entertainment ..................          1.5              --
Manufacturing ..........................          4.9              --
Metals .................................           --             2.5
Oil & Gas ..............................          4.9             1.0
Paper Products .........................          0.5             0.9
Petroleum Equipment & Services .........          1.9              --
Printing ...............................           --             1.2
Railroad ...............................           --             0.8
Repurchase Agreement ...................           --             6.1
Retail .................................          2.6             5.8
Steel ..................................           --             2.6
Telecommunications .....................          6.7            20.4
Telephone ..............................           --             1.9
Tobacco ................................          2.7             1.4
Toys & Amusement .......................          1.4              --
Utilities ..............................          2.3             5.6
                                                 ----            ----
Total Investments ......................         92.1%           98.6%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                       LAZARD         LAZARD
                                                                        LAZARD        LAZARD         RETIREMENT     RETIREMENT
                                                                      RETIREMENT    RETIREMENT     INTERNATIONAL     EMERGING
                                                                        EQUITY       SMALL CAP         EQUITY         MARKETS
                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   ------------- ---------------- --------------- ------------
ASSETS
Investments in securities, at value (cost $2,486,124,
 $1,925,270, $685,641, and $1,621,396, respectively)..............   $ 2,909,447   $  2,104,272     $752,995       $ 1,672,409
Cash .............................................................        45,484         11,011       39,422               271
Foreign currency (cost $0, $0, $312, and $8,032,
 respectively) ...................................................            --             --          312             8,398
Receivables for:
 Investments sold ................................................            --         59,464          410             2,851
 Dividends and interest ..........................................         4,058          1,475        1,647             6,459
 Capital stock sold ..............................................            --          9,820           --             9,173
Due from Manager .................................................        28,938         37,727       51,041            43,145
Deferred organizational costs ....................................        11,937         10,973       15,164            10,973
                                                                     -----------   ------------      --------      -----------
Total assets .....................................................     2,999,864      2,234,742      860,991         1,753,679
                                                                     -----------   ------------      --------      -----------
LIABILITIES
Payables for:
 Investments purchased ...........................................            --         28,227        1,691             1,216
 Capital stock repurchased .......................................            --         57,294           --            24,615
 Organizational costs ............................................        15,404         15,404       17,861            15,404
Accrued directors' fees payable ..................................         2,730          2,730        2,730             2,730
Accrued distribution fees payable ................................           550            396          146               293
Accrued expenses and other payables ..............................         5,614         13,143       20,715            13,135
                                                                     -----------   ------------      --------      -----------
Total liabilities ................................................        24,298        117,194       43,143            57,393
                                                                     -----------   ------------      --------      -----------
Net assets .......................................................     2,975,566      2,117,548      817,848         1,696,286
                                                                     ===========   ============      ========      ===========
NET ASSETS
Paid in capital ..................................................     2,455,045      1,912,465      736,904         1,707,191
Undistributed (distributions in excess of) investment
 income--net .....................................................         6,547            512        5,268             8,517
Unrealized appreciation (depreciation) on:
 Investments--net ................................................       423,323        179,002       67,354            51,013
 Foreign currency--net ...........................................            --             --             (2)           (157)
Accumulated realized gain (loss)--net ............................        90,651         25,569        8,324           (70,278)
                                                                     -----------   ------------      ---------     -----------
Net assets .......................................................   $ 2,975,566   $  2,117,548      $817,848      $ 1,696,286
                                                                     ===========   ============      =========     ===========
Shares of capital stock outstanding* .............................       240,803        198,367       69,201           180,977
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........   $     12.36   $      10.67      $ 11.82       $      9.37


* $0.001 par value, 500,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              15

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          LAZARD           LAZARD
                                                        LAZARD          LAZARD          RETIREMENT       RETIREMENT
                                                      RETIREMENT      RETIREMENT      INTERNATIONAL       EMERGING
                                                        EQUITY         SMALL CAP          EQUITY           MARKETS
                                                       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     ------------   --------------   ---------------   --------------
INVESTMENT INCOME
INCOME:
 Interest ........................................    $     --          $  2,066         $    226       $    1,121
 Dividends .......................................      23,478             9,690           11,315           17,768
                                                      --------          --------         --------       ----------
Total investment income* .........................      23,478            11,756           11,541           18,889
                                                      --------          --------         --------       ----------
EXPENSES:
 Management fees .................................      10,158             6,746            2,668            6,891
 Administration fees .............................      19,011            18,930           18,822           18,888
 Distribution fees ...............................       3,386             2,249              889            1,723
 Custodian fees ..................................       8,668            11,185           23,180           17,360
 Professional services ...........................      15,601            17,185           14,517           18,106
 Registration fees ...............................          42                65               75               27
 Shareholders' services ..........................       6,645             6,838            6,180            6,728
 Directors' fees and expenses ....................       5,427             5,427            5,427            5,427
 Shareholders' reports ...........................       4,246             4,481            3,759            4,092
 Amortization of organizational expenses .........       1,767             1,636            2,243            1,636
 Other ...........................................         208               408              197              400
                                                      --------          --------         --------       ----------
Total expenses before fees waived and expenses
 reimbursed ......................................      75,159            75,150           77,957           81,278
 Management fees waived and expenses reim-
 bursed ..........................................     (39,096)          (44,473)         (53,709)         (50,036)
 Administration fees waived ......................     (18,750)          (18,750)         (18,750)         (18,750)
 Expense reductions ..............................        (382)             (683)          (1,050)          (1,466)
                                                      --------          --------         --------       ----------
Expenses--net ....................................      16,931            11,244            4,448           11,026
                                                      --------          --------         --------       ----------
INVESTMENT INCOME--NET ...........................       6,547               512            7,093            7,863
                                                      --------          --------         --------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY--NET
 Realized gain (loss) on:
  Investments--net ...............................      96,512            80,874            8,417           (4,968)
  Foreign currency--net ..........................          --                --              604           (1,059)
 Change in net unrealized appreciation
    (depreciation) on:
  Investments--net ...............................     205,154           157,482           20,301          375,730
  Foreign currency--net ..........................          --                --              (1)            (140)
                                                      --------          --------         --------       ----------
Realized and unrealized gain (loss) on invest-
 ments and foreign currency--net .................     301,666           238,356           29,321          369,563
                                                      --------          --------         --------       ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ......................................    $308,213          $238,868         $ 36,414       $  377,426
                                                      ========          ========         ========       ==========
* Net of foreign withholding taxes of: ...........    $    671          $     --         $  1,368       $    1,581
                                                      ========          ========         ========       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                      LAZARD RETIREMENT EQUITY PORTFOLIO
                                                                                      ----------------------------------
                                                                                       SIX MONTHS ENDED     PERIOD ENDED
                                                                                         JUNE 30, 1999      DECEMBER 31,
                                                                                          (UNAUDITED)          1998**
                                                                                      ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ....................................................       $    6,547        $    3,231
 Realized gain (loss) on investments and foreign currency--net ....................           96,512            (2,724)
 Change in unrealized appreciation (depreciation)--net ............................          205,154           218,169
                                                                                          ----------        ----------
Net increase (decrease) in net assets resulting from operations ...................          308,213           218,676
                                                                                          ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net ......................................................               --            (3,231)
 In excess of investment income--net ..............................................               --            (2,008)
 In excess of realized gains--net .................................................               --            (3,082)
                                                                                          ----------        ----------
Net decrease in net assets resulting from distributions ...........................               --            (8,321)
                                                                                          ----------        ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales ..........................................................          526,112         2,442,944
 Net proceeds from reinvestment of distributions ..................................               --             8,321
 Cost of shares redeemed ..........................................................         (371,780)         (148,599)
                                                                                          ----------        ----------
Net increase (decrease) in net assets from capital stock transactions .............          154,332         2,302,666
                                                                                          ----------        ----------
Total increase (decrease) in net assets ...........................................          462,545         2,513,021
Net assets at beginning of period .................................................        2,513,021                --
                                                                                          ----------        ----------
Net assets at end of period* ......................................................       $2,975,566        $2,513,021
                                                                                          ==========        ==========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period ........................................          227,507                --
                                                                                          ----------        ----------
 Shares sold ......................................................................           45,031           242,014
 Shares issued to shareholders from reinvestment of distributions .................               --               776
 Shares repurchased ...............................................................          (31,735)          (15,283)
                                                                                          ----------        ----------
 Net increase (decrease) ..........................................................           13,296           227,507
                                                                                          ----------        ----------
 Shares outstanding at end of period ..............................................          240,803           227,507
                                                                                          ==========        ==========
 * Includes undistributed (distributions in excess of) investment income--net .....       $    6,547        $       --
                                                                                          ==========        ==========


 ** Portfolio commenced operations on March 18, 1998.
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              17

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                                     LAZARD RETIREMENT SMALL CAP PORTFOLIO
                                                                                      ----------------------------------
                                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                                         JUNE 30, 1999      DECEMBER 31,
                                                                                          (UNAUDITED)           1998
                                                                                      ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ....................................................       $      512        $   (1,783)
 Realized gain (loss) on investments and foreign currency--net ....................           80,874           (55,446)
 Change in unrealized appreciation (depreciation)--net ............................          157,482            30,724
                                                                                          ----------        ----------
Net increase (decrease) in net assets resulting from operations ...................          238,868           (26,505)
                                                                                          ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net ......................................................               --              (270)
 In excess of investment income--net ..............................................               --              (247)
 In excess of realized gains--net .................................................               --                --
                                                                                          ----------        ----------
Net decrease in net assets resulting from distributions ...........................               --              (517)
                                                                                          ----------        ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales ..........................................................          661,528         1,618,594
 Net proceeds from reinvestment of distributions ..................................               --               517
 Cost of shares redeemed ..........................................................         (487,235)         (479,176)
                                                                                          ----------        ----------
Net increase (decrease) in net assets from capital stock transactions .............          174,293         1,139,935
                                                                                          ----------        ----------
Total increase (decrease) in net assets ...........................................          413,161         1,112,913
Net assets at beginning of period .................................................        1,704,387           591,474
                                                                                          ----------        ----------
Net assets at end of period* ......................................................       $2,117,548        $1,704,387
                                                                                          ==========        ==========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period ........................................          179,072            60,099
                                                                                          ----------        ----------
 Shares sold ......................................................................           69,764           172,507
 Shares issued to shareholders from reinvestment of distributions .................               --                56
 Shares repurchased ...............................................................          (50,469)          (53,590)
                                                                                          ----------        ----------
 Net increase (decrease) ..........................................................           19,295           118,973
                                                                                          ----------        ----------
 Shares outstanding at end of period ..............................................          198,367           179,072
                                                                                          ==========        ==========
 * Includes undistributed (distributions in excess of) investment income--net .....       $      512        $       --
                                                                                          ==========        ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                                       LAZARD RETIREMENT INTERNATIONAL
                                                                                               EQUITY PORTFOLIO
                                                                                      ----------------------------------
                                                                                       SIX MONTHS ENDED     PERIOD ENDED
                                                                                         JUNE 30, 1999      DECEMBER 31,
                                                                                          (UNAUDITED)          1998**
                                                                                      ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ....................................................       $   7,093          $   (625)
 Realized gain (loss) on investments and foreign currency--net ....................           9,021            (3,290)
 Change in unrealized appreciation (depreciation)--net ............................          20,300            47,052
                                                                                          ---------          --------
Net increase (decrease) in net assets resulting from operations ...................          36,414            43,137
                                                                                          ---------          --------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net ......................................................              --                --
 In excess of investment income--net ..............................................              --                --
 In excess of realized gains--net .................................................              --                --
                                                                                          ---------          --------
Net decrease in net assets resulting from distributions ...........................              --                --
                                                                                          ---------          --------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales ..........................................................         315,029           469,985
 Net proceeds from reinvestment of distributions ..................................              --                --
 Cost of shares redeemed ..........................................................         (46,191)             (526)
                                                                                          ---------          --------
Net increase (decrease) in net assets from capital stock transactions .............         268,838           469,459
                                                                                          ---------          --------
Total increase (decrease) in net assets ...........................................         305,252           512,596
Net assets at beginning of period .................................................         512,596                --
                                                                                          ---------          --------
Net assets at end of period* ......................................................       $ 817,848          $512,596
                                                                                          =========          ========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period ........................................          45,638                --
                                                                                          ---------          --------
 Shares sold ......................................................................          27,636            45,686
 Shares issued to shareholders from reinvestment of distributions .................              --                --
 Shares repurchased ...............................................................          (4,073)              (48)
                                                                                          ---------          --------
 Net increase (decrease) ..........................................................          23,563            45,638
                                                                                          ---------          --------
 Shares outstanding at end of period ..............................................          69,201            45,638
                                                                                          =========          ========
 * Includes undistributed (distributions in excess of) investment income--net .....       $   5,268          $ (1,825)
                                                                                          =========          ========


 ** Portfolio commenced operations on September 1, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              19

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                                      LAZARD RETIREMENT EMERGING MARKETS
                                                                                                  PORTFOLIO
                                                                                      ----------------------------------
                                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                                         JUNE 30, 1999      DECEMBER 31,
                                                                                          (UNAUDITED)           1998
                                                                                      ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ....................................................       $    7,863        $   10,479
 Realized gain (loss) on investments and foreign currency--net ....................           (6,027)          (66,175)
 Change in unrealized appreciation (depreciation)--net ............................          375,590          (249,436)
                                                                                          ----------        ----------
Net increase (decrease) in net assets resulting from operations ...................          377,426          (305,132)
                                                                                          ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net ......................................................               --           (10,051)
 In excess of investment income--net ..............................................               --                --
 In excess of realized gains--net .................................................               --                --
                                                                                          ----------        ----------
Net decrease in net assets resulting from distributions ...........................               --           (10,051)
                                                                                          ----------        ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales ..........................................................          121,154           242,183
 Net proceeds from reinvestment of distributions ..................................               --            10,051
 Cost of shares redeemed ..........................................................          (51,662)         (116,698)
                                                                                          ----------        ----------
Net increase (decrease) in net assets from capital stock transactions .............           69,492           135,536
                                                                                          ----------        ----------
Total increase (decrease) in net assets ...........................................          446,918          (179,647)
Net assets at beginning of period .................................................        1,249,368         1,429,015
                                                                                          ----------        ----------
Net assets at end of period* ......................................................       $1,696,286        $1,249,368
                                                                                          ==========        ==========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period ........................................          172,204           150,628
                                                                                          ----------        ----------
 Shares sold ......................................................................           15,031            32,741
 Shares issued to shareholders from reinvestment of distributions .................               --             1,440
 Shares repurchased ...............................................................           (6,258)          (12,605)
                                                                                          ----------        ----------
 Net increase (decrease) ..........................................................            8,773            21,576
                                                                                          ----------        ----------
 Shares outstanding at end of period ..............................................          180,977           172,204
                                                                                          ==========        ==========
 * Includes undistributed (distributions in excess of) investment income--net .....       $    8,517        $      654
                                                                                          ==========        ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD RETIREMENT EQUITY PORTFOLIO

                                                      SIX MONTHS     FOR THE PERIOD
                                                         ENDED        3/18/98* TO
                                                       6/30/99+         12/31/98
                                                     ------------   ---------------
Net asset value, beginning of period .............     $ 11.05          $ 10.00
                                                       -------          -------
Income (loss) from Investement operations:
 Net investment income ...........................        0.03             0.02
 Net realized and unrealized gain (loss) .........        1.28             1.06
                                                       -------          -------
 Total from investment operations ................        1.31             1.08
                                                       -------          -------
Less distributions from and in excess of:
 Net investment income ...........................          --           ( 0.02)
 Net realized gain ...............................          --           ( 0.01)
                                                       -------          -------
 Total distributions .............................          --           ( 0.03)
                                                       -------          -------
Net asset value, end of period ...................     $ 12.36          $ 11.05
                                                       =======          =======
TOTAL RETURN (A) .................................        11.9%            10.9%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period (in thousands) .........     $ 2,976          $ 2,513
Ratios to average net assets:
 Net expenses (b) ................................        1.25%            1.50%
 Gross expenses (b) ..............................        5.55%           21.32%
 Net investment income (b) .......................        0.48%            0.53%
Portfolio turnover rate ..........................          15%              40%

LAZARD RETIREMENT SMALL CAP PORTFOLIO

                                                      SIX MONTHS                      FOR THE PERIOD
                                                         ENDED        YEAR ENDED       11/4/97* TO
                                                       6/30/99+        12/31/98          12/31/97
                                                     ------------   --------------   ---------------
Net asset value, beginning of period .............     $  9.52          $ 9.84           $ 10.00
                                                       -------         -------             -------
Income (loss) from Investement operations:
 Net investment income ...........................          --              --              0.02
 Net realized and unrealized gain (loss) .........        1.15           (0.32)            (0.16)
                                                       -------         -------          --------
 Total from investment operations ................        1.15           (0.32)            (0.14)
                                                       -------         -------          --------
Less distributions from and in excess of:
 Net investment income ...........................          --              --            ( 0.02)
 Net realized gain ...............................          --              --                --
                                                       -------         -------          --------
 Total distributions .............................          --              --            ( 0.02)
                                                       -------         -------          --------
Net asset value, end of period ...................     $ 10.67          $ 9.52           $  9.84
                                                       =======         =======          ========
TOTAL RETURN (A) .................................        12.1%          (3.2)%             (1.4)%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period (in thousands) .........     $ 2,118         $ 1,704           $   591
Ratios to average net assets:
 Net expenses (b) ................................        1.25%           1.50%             1.50%
 Gross expenses (b) ..............................        8.35%          16.20%            52.55%
 Net investment income (b) .......................        0.06%          (0.18)%            0.71%
Portfolio turnover rate ..........................          36%             61%                0%



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              21

==============================================================================
LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

                                                      SIX MONTHS     FOR THE PERIOD
                                                         ENDED         9/1/98* TO
                                                       6/30/99+         12/31/98
                                                     ------------   ---------------
Net asset value, beginning of period .............     $ 11.23          $ 10.00
                                                       -------          -------
Income (loss) from Investement operations:
 Net investment income ...........................        0.12           ( 0.04)
 Net realized and unrealized gain (loss) .........        0.47             1.27
                                                       -------          -------
 Total from investment operations ................        0.59             1.23
                                                       -------          -------
Less distributions from and in excess of:
 Net investment income ...........................          --               --
 Net realized gain ...............................          --               --
                                                       -------          -------
 Total distributions .............................          --               --
                                                       -------          -------
Net asset value, end of period ...................     $ 11.82          $ 11.23
                                                       =======          =======
TOTAL RETURN (A) .................................         5.3%            12.3%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period (in thousands) .........     $   818          $   513
Ratios to average net assets:
 Net expenses (b) ................................        1.25%            1.60%
 Gross expenses (b) ..............................       21.91%           48.67%
 Net investment income (b) .......................        1.99%           (0.58)%
Portfolio turnover rate ..........................          10%               7%

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

                                                      SIX MONTHS                    FOR THE PERIOD
                                                         ENDED       YEAR ENDED      11/4/97* TO
                                                       6/30/99+       12/31/98         12/31/97
                                                     ------------   ------------    -------------
Net asset value, beginning of period .............      $ 7.26         $  9.49         $ 10.00
                                                        ------         -------         -------
Income (loss) from Investment operations:
 Net investment income ...........................        0.04            0.06            0.04
 Net realized and unrealized gain (loss) .........        2.07           (2.23)          (0.51)
                                                        ------         -------        --------
 Total from investment operations ................        2.11           (2.17)          (0.47)
                                                        ------         -------        --------
Less distributions from and in excess of:
 Net investment income ...........................          --          (0.06)           (0.04)
 Net realized gain ...............................          --             --               --
                                                       -------        -------         --------
 Total distributions .............................          --          (0.06)           (0.04)
                                                       -------        -------         --------
Net asset value, end of period ...................     $ 9.37         $  7.26          $  9.49
                                                       =======        =======         ========
TOTAL RETURN (A) .................................        29.1%        (22.9)%            (4.7)%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period (in thousands) .........      $1,696        $ 1,249          $ 1,429
Ratios to average net assets:
 Net expenses (b) ................................        1.60%          1.80%            1.80%
 Gross expenses (b) ..............................       11.79%         14.37%           23.17%
 Net investment income (b) .......................        1.14%          0.83%            1.96%
Portfolio turnover rate ..........................          23%            44%               0%


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 * Commencement of operations

 + Unaudited

(a) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been waived and/or reimbursed by the Investment Manager and/or the Administrator during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Lazard Retirement Series, Inc. (the "Fund") was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of nine portfolios (each referred to as a "Portfolio"), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Currently, only the following four Portfolios, each of which is "non-diversified", as defined in the Act, are being offered: Lazard Retirement Equity Portfolio ("Equity Portfolio"), Lazard Retirement Small Cap Portfolio ("Small Cap Portfolio"), Lazard Retirement International Equity Portfolio ("International Equity Portfolio") and Lazard Retirement Emerging Markets Portfolio ("Emerging Markets Portfolio"). The Equity Portfolio commenced operations on March 18, 1998, the International Equity Portfolio commenced operations on September 1, 1998, the Small Cap Portfolio and the Emerging Markets Portfolio each commenced operations on November 4, 1997. The other five Portfolios have issued 20,001 shares at $10 per share, but had not commenced operations at June 30, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service, whose prices are based primarily on institutional size trading in similar groups of securities, or using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(B) PORTFOLIO SECURITY TRANSACTIONS AND INVESTMENT INCOME--Portfolio security transactions are accounted for on trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

(C) REPURCHASE AGREEMENTS--In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Portfolio may suffer a loss.

(D) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. International Equity Portfolio and Emerging Markets Portfolio (the "Eligible Portfolios") may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce an Eligible Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold. Upon entering into these contracts risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain
(loss) on foreign currency in the accompanying Statements of Operations.

(E) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no federal income tax provision is required.

At December 31, 1998, the following Portfolios had available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains. The capital loss carryforwards will expire on December 31, 2006, as follows:


PORTFOLIO                  AMOUNT
----------------------   ----------
Small Cap                $50,471
International Equity         697
Emerging Markets          42,202


Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 1998, the following Portfolios have elected to defer net capital and currency losses arising between November 1, 1998 and December 31, 1998, as follows:

PORTFOLIO                  AMOUNT
----------------------   ---------
Small Cap                $4,834
International Equity        748
Emerging Markets         21,263

(F) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare and to pay dividends annually from net investment income on shares of Equity Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income--net, realized gains--net, and paid in capital.

(G) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(H) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

(I) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

(J) STRUCTURED INVESTMENTS--Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(K) DELAYED DELIVERY COMMITMENTS--Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained at the custodian in a segregated account in an amount at least equal to these commitments.

(L) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio:

                           ANNUAL
PORTFOLIO                   RATE
----------------------   ----------
Equity                       0.75%
Small Cap                    0.75%
International Equity         0.75%
Emerging Markets             1.00%

The investment management fees are accrued daily and payable monthly.

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets:

                                ANNUAL
PORTFOLIO                 OPERATING EXPENSES
----------------------   --------------------
Equity                            1.25%
Small Cap                         1.25%
International Equity              1.25%
Emerging Markets                  1.60%

For the period ended June 30, 1999, the Manager waived, in entirety, its management fee, as well as reimbursed expenses amounting to the following:

                                          REIMBURSED
PORTFOLIO                 WAIVED FEES      EXPENSES
----------------------   -------------   -----------
Equity                   $10,158         $28,938
Small Cap                  6,746          37,727
International Equity       2,668          51,041
Emerging Markets           6,891          43,145

The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 and 0.02% of average assets up to $1 billion plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio until February 29, 2000 or until each Portfolio reaches net assets of $50 million, whichever comes first.

The Fund has a distribution agreement with Lazard Freres & Co. LLC ( the "Distributor" ). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides each Portfolio with distribution services pursuant to a separate Distribution Plan ( the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from each Portfolio. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. Each Portfolio will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of each Portfolio for such services under the 12b-1 plan adopted by the Fund. The distribution fee may be retained by the Distributor if a shareholder invests directly through the Distributor. Usually the fees are paid to external organizations, such as 401(k) alliance sponsors,

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

discount brokers and bank trust departments, who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director its allocable share of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and The Lazard Funds, Inc., a related party, and reimburses them for travel and out of pocket expenses.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the period ended June 30, 1999 were as follows:

PORTFOLIO                 PURCHASES       SALES
----------------------   -----------   -----------
Equity (1)               $538,211      $391,666
Small Cap                 936,932       611,642
International Equity      330,900        66,368
Emerging Markets          419,037       289,447

(1) Includes purchases and sales of U.S. Government securities of $61,076 and $0, respectively.

For the period ended June 30, 1999, brokerage commissions were paid to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios as follows:

                          COMMISSIONS
PORTFOLIO                    PAID
----------------------   ------------
Equity                       $669
Small Cap                     109
International Equity            1
Emerging Markets                1

LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 887-4929
http://www.lazardfunds.com


INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 887-4929


DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455


INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018


LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

LAZARD
RETIREMENT SERIES
        30 Rockefeller Plaza
        New York, New York 10112
        Telephone (800) 887-4929
        http://www.lazardfunds.com

This report is for the information of the stockholders of Lazard Retirement Series, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.


LAZARD
RETIREMENT SERIES
        SEMI-ANNUAL REPORT
        JUNE 30, 1999